Accrued Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Salaries, employee benefits and related taxes	$ 1,005	$ 2,034
Operating lease liabilities - current	205	229	$ 370
Other	894	326	400
Total accrued liabilities	$ 2,104	$ 2,589	$ 2,486